Financial instruments (Tables)	6 Months Ended
Jun. 30, 2013
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis

end of 2Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	386	0	0		386
Interest-bearing deposits with banks	0	396	0	0		396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	99,972	0	0		99,972
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Securities received as collateral	20,930	745	0	0		21,675
Debt	46,148	66,264	4,511	0		116,923
of which foreign governments	45,429	6,863	30	0		52,322
of which corporates	47	25,266	2,057	0		27,370
of which RMBS	0	29,510	906	0		30,416
of which CMBS	0	2,237	306	0		2,543
of which CDO	0	2,317	865	0		3,182
Equity	71,520	6,338	423	0		78,281
Derivatives	15,978	663,276	6,579	(646,593)		39,240
of which interest rate products	7,229	530,479	1,560	–		–
of which foreign exchange products	49	69,797	505	–		–
of which equity/index-related products	8,249	27,452	2,076	–		–
of which credit derivatives	0	27,652	1,627	–		–
Other	4,735	3,655	3,000	0		11,390
Trading assets	138,381	739,533	14,513	(646,593)		245,834
Debt	2,025	1,107	317	0		3,449
of which foreign governments	1,575	2	22	0		1,599
of which corporates	0	672	120	0		792
of which CDO	0	432	175	0		607
Equity	2	93	2	0		97
Investment securities	2,027	1,200	319	0		3,546
Private equity	0	0	3,980	0		3,980
of which equity funds	0	0	2,617	0		2,617
Hedge funds	0	348	133	0		481
of which debt funds	0	218	40	0		258
Other equity investments	247	83	2,099	0		2,429
of which private	0	48	2,099	0		2,147
Life finance instruments	0	0	1,713	0		1,713
Other investments	247	431	7,925	0		8,603
Loans	0	12,421	7,149	0		19,570
of which commercial and industrial loans	0	6,189	4,899	0		11,088
of which financial institutions	0	4,865	1,298	0		6,163
Other intangible assets (mortgage servicing rights)	0	0	39	0		39
Other assets	4,962	26,876	6,631	(301)		38,168
of which loans held-for-sale	0	16,891	5,842	0		22,733
Total assets at fair value	166,547	881,960	36,576	(646,894)		438,189
Less other investments - equity at fair value attributable to noncontrolling interests	(221)	(133)	(3,584)	0		(3,938)
Less assets consolidated under ASU 2009-17 [2]	0	(9,190)	(3,372)	0		(12,562)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	166,326	872,637	29,620	(646,894)		421,689
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2Q13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,903	0	0		1,903
Customer deposits	0	3,538	62	0		3,600
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	79,443	0	0		79,443
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Obligations to return securities received as collateral	20,930	745	0	0		21,675
Debt	24,011	9,277	10	0		33,298
of which foreign governments	23,723	2,573	0	0		26,296
of which corporates	74	5,745	10	0		5,829
Equity	15,498	389	21	0		15,908
Derivatives	15,150	670,205	5,338	(649,982)		40,711
of which interest rate products	6,895	524,316	1,095	–		–
of which foreign exchange products	75	80,097	1,312	–		–
of which equity/index-related products	7,528	29,276	1,244	–		–
of which credit derivatives	0	27,823	1,361	–		–
Trading liabilities	54,659	679,871	5,369	(649,982)		89,917
Short-term borrowings	0	5,427	193	0		5,620
Long-term debt	17	52,965	10,960	0		63,942
of which treasury debt over two years	0	10,538	0	0		10,538
of which structured notes over two years	0	19,652	6,306	0		25,958
of which non-recourse liabilities	17	11,377	3,088	0		14,482
Other liabilities	0	21,387	2,677	(324)		23,740
of which failed sales	0	1,342	936	0		2,278
Total liabilities at fair value	75,606	845,279	19,261	(650,306)		289,840
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	569	0	0		569
Interest-bearing deposits with banks	0	627	0	0		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Securities received as collateral	29,677	368	0	0		30,045
Debt	55,592	74,391	5,888	0		135,871
of which foreign governments	53,918	11,032	79	0		65,029
of which corporates	1	25,932	3,192	0		29,125
of which RMBS	0	30,392	724	0		31,116
of which CMBS	0	4,335	1,023	0		5,358
of which CDO	0	2,620	447	0		3,067
Equity	66,664	7,746	485	0		74,895
Derivatives	3,428	823,016	6,650	(799,886)		33,208
of which interest rate products	703	698,297	1,859	–		–
of which foreign exchange products	1	62,717	754	–		–
of which equity/index-related products	2,538	25,820	1,920	–		–
of which credit derivatives	0	29,274	1,294	–		–
Other	7,203	2,736	2,486	0		12,425
Trading assets	132,887	907,889	15,509	(799,886)		256,399
Debt	2,066	1,168	169	0		3,403
of which foreign governments	1,583	1	21	0		1,605
of which corporates	0	720	125	0		845
of which CDO	0	447	23	0		470
Equity	4	90	1	0		95
Investment securities	2,070	1,258	170	0		3,498
Private equity	0	0	3,958	0		3,958
of which equity funds	0	0	2,633	0		2,633
Hedge funds	0	470	165	0		635
of which debt funds	0	349	84	0		433
Other equity investments	271	69	2,243	0		2,583
of which private	0	61	2,245	0		2,306
Life finance instruments	0	0	1,818	0		1,818
Other investments	271	539	8,184	0		8,994
Loans	0	13,381	6,619	0		20,000
of which commercial and industrial loans	0	6,191	4,778	0		10,969
of which financial institutions	0	5,934	1,530	0		7,464
Other intangible assets (mortgage servicing rights)	0	0	43	0		43
Other assets	5,439	26,912	5,164	(240)		37,275
of which loans held-for-sale	0	14,899	4,463	0		19,362
Total assets at fair value	170,344	1,065,207	35,689	(800,126)		471,114
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)
Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	170,104	1,056,339	29,652	(800,126)		455,969
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 4Q12	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	3,413	0	0		3,413
Customer deposits	0	4,618	25	0		4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Obligations to return securities received as collateral	29,677	368	0	0		30,045
Debt	25,782	7,014	196	0		32,992
of which foreign governments	25,623	1,476	0	0		27,099
of which corporates	0	5,030	196	0		5,226
Equity	17,912	389	6	0		18,307
Derivatives	3,173	834,228	5,154	(803,038)		39,517
of which interest rate products	628	693,430	1,357	–		–
of which foreign exchange products	1	76,963	1,648	–		–
of which equity/index-related products	2,305	27,684	1,003	–		–
of which credit derivatives	0	28,952	819	–		–
Trading liabilities	46,867	841,631	5,356	(803,038)		90,816
Short-term borrowings	0	4,389	124	0		4,513
Long-term debt	218	55,068	10,098	0		65,384
of which treasury debt over two years	0	10,565	0	0		10,565
of which structured notes over two years	0	22,543	6,189	0		28,732
of which non-recourse liabilities	218	11,006	2,551	0		13,775
Other liabilities	0	24,399	2,848	(376)		26,871
of which failed sales	0	2,523	1,160	0		3,683
Total liabilities at fair value	76,762	1,042,670	18,451	(803,414)		334,469
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2

	6M13		6M12
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	471	85	47	96
Equity	422	171	99	202
Derivatives	4,093	1	4,374	16
Trading assets	4,986	257	4,520	314
Liabilities (CHF million)
Debt	6	17	26	32
Equity	250	17	43	20
Derivatives	3,536	9	5,116	66
Trading liabilities	3,792	43	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
6M13	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Debt	5,888	465	(979)	3,291	(4,604)	0	0	130		150	0		0	170	4,511
of which corporates	3,192	146	(483)	1,009	(2,020)	0	0	113		9	0		0	91	2,057
of which RMBS	724	257	(292)	758	(638)	0	0	6		64	0		0	27	906
of which CMBS	1,023	26	(100)	129	(821)	0	0	(3)		33	0		0	19	306
of which CDO	447	14	(39)	1,384	(1,008)	0	0	2		45	0		0	20	865
Equity	485	190	(173)	139	(236)	0	0	6		(2)	0		0	14	423
Derivatives	6,650	916	(897)	0	0	721	(1,004)	96		(97)	0		0	194	6,579
of which interest rate products	1,859	42	(198)	0	0	164	(198)	2		(161)	0		0	50	1,560
of which equity/index-related products	1,920	149	(258)	0	0	116	(225)	62		250	0		0	62	2,076
of which credit derivatives	1,294	721	(262)	0	0	111	(302)	33		(9)	0		0	41	1,627
Other	2,486	165	(224)	2,727	(2,133)	0	(65)	1		(46)	0		0	89	3,000
Trading assets	15,509	1,736	(2,273)	6,157	(6,973)	721	(1,069)	233		5	0		0	467	14,513
Investment securities	170	0	0	166	(17)	0	0	0		0	0		0	0	319
Equity	6,366	0	(40)	745	(1,329)	0	0	0		(2)	0		276	196	6,212
Life finance instruments	1,818	0	0	100	(186)	0	0	0		(80)	0		0	61	1,713
Other investments	8,184	0	(40)	845	(1,515)	0	0	0		(82)	0		276	257	7,925
Loans	6,619	93	(1,644)	368	(834)	3,593	(1,193)	(1)		(81)	0		0	229	7,149
of which commercial and industrial loans	4,778	81	(322)	368	(595)	1,346	(780)	0		(126)	0		0	149	4,899
of which financial institutions	1,530	11	(2)	1	(119)	240	(363)	0		(49)	0		0	49	1,298
Other intangible assets	43	0	0	0	0	0	0	0		0	0		(6)	2	39
Other assets	5,164	1,551	(1,556)	2,673	(1,707)	700	(501)	16		133	0		0	158	6,631
of which loans held-for-sale [2]	4,463	1,540	(1,554)	2,494	(1,538)	700	(501)	15		92	0		0	131	5,842
Total assets at fair value	35,689	3,380	(5,513)	10,209	(11,046)	5,014	(2,763)	248		(25)	0		270	1,113	36,576
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	53	0	0		(13)	0		0	(3)	62
Trading liabilities	5,356	1,024	(814)	53	(155)	489	(1,125)	124		252	0		0	165	5,369
of which interest rate derivatives	1,357	59	(132)	0	0	82	(43)	3		(269)	0		0	38	1,095
of which foreign exchange derivatives	1,648	15	(14)	0	0	13	(472)	(1)		73	0		0	50	1,312
of which equity/index-related derivatives	1,003	111	(302)	0	0	275	(308)	90		341	0		0	34	1,244
of which credit derivatives	819	808	(267)	0	0	71	(226)	40		89	0		0	27	1,361
Short-term borrowings	124	46	(34)	0	0	203	(86)	(4)		(61)	0		0	5	193
Long-term debt	10,098	1,728	(1,209)	0	0	2,818	(2,787)	16		(51)	0		0	347	10,960
of which structured notes over two years	6,189	321	(893)	0	0	1,966	(1,160)	12		(352)	0		0	223	6,306
of which non-recourse liabilities	2,551	1,369	(196)	0	0	438	(1,274)	10		114	0		0	76	3,088
Other liabilities	2,848	31	(131)	62	(280)	1	(58)	(16)		(18)	26		135	77	2,677
of which failed sales	1,160	12	(77)	45	(230)	0	0	(4)		(8)	0		0	38	936
Total liabilities at fair value	18,451	2,829	(2,188)	115	(435)	3,564	(4,056)	120		109	26		135	591	19,261
Net assets/(liabilities) at fair value	17,238	551	(3,325)	10,094	(10,611)	1,450	1,293	128		(134)	(26)		135	522	17,315
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 90 million primarily related to subprime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186
Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Debt	10,028	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	25	7,935
of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125
of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253
of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364
of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654
Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429
Derivatives	9,587	912	(1,128)	0	0	701	(1,656)	73		55	0		0	42	8,586
of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195
of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247
of which credit derivatives	2,171	455	(328)	0	0	145	(385)	0		22	0		0	11	2,091
Other	2,196	110	(115)	1,239	(1,128)	0	0	(2)		10	0		0	17	2,327
Trading assets	22,278	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	82	19,277
Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92
Equity	7,076	4	(48)	420	(629)	0	0	0		1	0		381	31	7,236
Life finance instruments	1,969	0	0	70	(154)	0	0	0		25	0		0	12	1,922
Other investments	9,045	4	(48)	490	(783)	0	0	0		26	0		381	43	9,158
Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400
of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978
of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093
Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63
Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635
of which loans held-for-sale	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052
Total assets at fair value	47,203	3,982	(4,692)	7,107	(10,130)	2,581	(4,123)	174		180	0		372	157	42,811
Liabilities (CHF million)
Obligation to return securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131
of which interest rate derivatives	1,588	79	(377)	0	0	63	(66)	23		13	0		0	11	1,334
of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205
of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889
of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256
Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78
Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677
of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167
of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821
Other liabilities	3,891	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,558
of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671
Total liabilities at fair value	24,378	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,444
Net assets/(liabilities) at fair value	22,825	1,650	(1,757)	6,798	(9,191)	548	463	30		(307)	0		257	51	21,367
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M13				6M12
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(6)	109	103	[1]	(277)	257	(20)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,079)	103	(976)		113	318	431
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value

end of 2Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Debt	4,511
of which corporates	2,057
of which	136	Option model	Correlation, in %		(83)	93	15
			Buyback probability, in %	[2]	50	100	61
of which	872	Market comparable	Price, in %		0	136	90
of which	797	Discounted cash flow	Credit spread, in bp		54	650	406
of which RMBS	906	Discounted cash flow	Discount rate, in %		1	38	10
			Prepayment rate, in %		0	26	7
			Default rate, in %		0	25	7
			Loss severity, in %		0	100	39
of which CMBS	306	Discounted cash flow	Capitalization rate, in %		4	12	9
			Discount rate, in %		0	34	15
			Prepayment rate, in %		0	10	7
			Default rate, in %		0	15	4
			Loss severity, in %		0	50	14
of which CDO	865
of which	175	Vendor price	Price, in %		0	138	102
of which	442	Discounted cash flow	Discount rate, in %		3	19	6
			Prepayment rate, in %		0	20	16
			Default rate, in %		1	3	2
			Loss severity, in %		25	50	33
of which	86	Market comparable	Price, in %		84	97	87
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2Q13	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Equity	423
of which	191	Market comparable		EBITDA multiple		3		12		8
of which	41	Discounted cash flow		Capitalization rate, in %		7		7		7
				Discount rate, in %		15		15		15
Derivatives	6,579
of which interest rate products	1,560	Option model		Correlation, in %		17		100		72
				Prepayment rate, in %		2		45		28
				Volatility, in %		2		31		7
				Volatility skew, in %		(9)		4		(2)
				Credit spread, in bp		21		500		92
of which equity/index-related products	2,076	Option model		Correlation, in %		(83)		93		15
				Volatility, in %		4		148		30
of which credit derivatives	1,627	Discounted cash flow		Credit spread, in bp		1		2,688		140
				Recovery rate, in %		0		77		25
				Discount rate, in %		0		38		10
				Default rate, in %		0		25		11
				Loss severity, in %		0		100		58
				Correlation, in %		41		97		60
				Prepayment rate, in %		0		25		5
Other	3,000
of which	2,313	Market comparable		Price, in %		0		123		38
of which	553	Discounted cash flow		Market implied life expectancy, in years		4		20		10
Trading assets	14,513
Investment securities	319	–		–		–		–		–
Private equity	3,980	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	133	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	2,099
of which private	2,099
of which	650	Discounted cash flow		Credit spread, in bp		963		1,315		1,123
				Contingent probability, in %		50		50		50
of which	963	Market comparable		EBITDA multiple		2		12		8
Life finance instruments	1,713	Discounted cash flow		Market implied life expectancy, in years		1		22		9
Other investments	7,925
Loans	7,149
of which commercial and industrial loans	4,899
of which	4,459	Discounted cash flow		Credit spread, in bp		37		2,527		507
of which	282	Market comparable		Price, in %		0		100		48
of which financial institutions	1,298	Discounted cash flow		Credit spread, in bp		99		920		461
Other intangible assets (mortgage servicing rights)	39	–		–		–		–
Other assets	6,631
of which loans held-for-sale	5,842
of which	2,546	Vendor price		Price, in %		1		150		103
of which	796	Discounted cash flow		Credit spread, in bp		110		1,710		522
of which	1,786	Market comparable		Price, in %		0		116		73
Total level 3 assets at fair value	36,576
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Debt	5,888
of which corporates	3,192
of which	754	Option model	Correlation, in %		(87)	97
			Buyback probability, in %	[1]	50	100
of which	797	Market comparable	Price, in %		0	146
of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439
of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50
			Prepayment rate, in %		0	55
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12
			Internal rate of return, in %		9	15
			Discount rate, in %		2	35
			Prepayment rate, in %		0	10
			Default rate, in %		0	40
			Loss severity, in %		0	90
of which CDO	447
of which	193	Vendor price	Price, in %		0	102
of which	123	Discounted cash flow	Discount rate, in %		2	35
			Prepayment rate, in %		0	40
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which	78	Market comparable	Price, in %		80	93
1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 4Q12	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value
CHF million, except where indicated
Equity	485
of which	237	Market comparable		EBITDA multiple		3		12
of which	26	Discounted cash flow		Capitalization rate, in %		7		7
Derivatives	6,650
of which interest rate products	1,859	Option model		Correlation, in %		17		100
				Prepayment rate, in %		2		45
				Volatility, in %		(5)		31
				Credit spread, in bp		34		157
of which equity/index-related products	1,920	Option model		Correlation, in %		(87)		97
				Volatility, in %		2		157
of which credit derivatives	1,294	Discounted cash flow		Credit spread, in bp		1		5,843
				Recovery rate, in %		0		75
				Discount rate, in %		2		35
				Default rate, in %		0		25
				Loss severity, in %		0		100
				Correlation, in %		30		97
				Prepayment rate, in %		0		40
Other	2,486
of which	1,891	Market comparable		Price, in %		0		103
of which	564	Discounted cash flow		Life expectancy, in years		4		20
Trading assets	15,509
Investment securities	170	–		–		–		–
Private equity	3,958	–	[1]	–	[1]	–	[1]	–	[1]
Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]
Other equity investments	2,243
of which private	2,245
of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049
				Contingent probability, in %		50		50
of which	903	Market comparable		EBITDA multiple		2		13
Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23
Other investments	8,184
Loans	6,619
of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763
of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888
Other intangible assets (mortgage servicing rights)	43	–		–		–		–
Other assets	5,164
of which loans held-for-sale	4,463
of which	2,031	Vendor price		Price, in %		0		103
of which	328	Discounted cash flow		Credit spread, in bp		20		1,458
of which	2,009	Market comparable		Price, in %		0		115
Total level 3 assets at fair value	35,689
1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value

end of 2Q13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	62	–	–		–	–	–
Trading liabilities	5,369
of which interest rate derivatives	1,095	Option model	Basis spread, in bp		(21)	211	106
			Correlation, in %		(30)	99	62
			Mean reversion, in %	[2]	3	10	7
			Prepayment rate, in %		5	45	31
of which foreign exchange derivatives	1,312	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		20	32	26
of which equity/index-related derivatives	1,244	Option model	Correlation, in %		(83)	93	15
			Skew, in %		59	129	94
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which credit derivatives	1,361	Discounted cash flow	Credit spread, in bp		1	2,688	151
			Discount rate, in %		0	38	10
			Default rate, in %		0	25	11
			Recovery rate, in %		20	77	42
			Loss severity, in %		0	100	58
			Correlation, in %		42	98	46
			Prepayment rate, in %		0	25	3
Short-term borrowings	193	–	–		–	–	–
Long-term debt	10,960
of which structured notes over two years	6,306	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which non-recourse liabilities	3,088
of which	2,763	Vendor price	Price, in %		0	150	103
of which	262	Market comparable	Price, in %		0	87	7
Other liabilities	2,677
of which failed sales	936
of which	651	Market comparable	Price, in %		0	99	74
of which	263	Discounted cash flow	Credit spread, in bp		175	1,710	965
			Recovery rate, in %		10	10	10
Total level 3 liabilities at fair value	19,261
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Quantitative information about level 3 liabilities at fair value (continued)

end of 4Q12	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Customer deposits	25	–	–		–	–
Trading liabilities	5,356
of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54
			Correlation, in %		17	100
			Mean reversion, in %	[1]	(33)	5
			Prepayment rate, in %		4	45
of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70
			Prepayment rate, in %		4	22
of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97
			Skew, in %		56	128
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	4
of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Recovery rate, in %		0	77
			Loss severity, in %		0	100
			Correlation, in %		0	47
			Prepayment rate, in %		0	40
Short-term borrowings	124	–	–		–	–
Long-term debt	10,098
of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	12
of which non-recourse liabilities	2,551
of which	2,255	Vendor price	Price, in %		0	103
of which	230	Market comparable	Price, in %		0	87
Other liabilities	2,848
of which failed sales	1,160
of which	646	Market comparable	Price, in %		0	100
of which	290	Discounted cash flow	Credit spread, in bp		0	1,532
Total level 3 liabilities at fair value	18,451
1 Management's best estimate of the speed at which interest rates will revert to the long-term average.
2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions

	2Q13							4Q12
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	126		18		144	0		127		38		165	0
Equity funds	29		3,275	[1]	3,304	0		52		3,810	[2]	3,862	0
Equity funds sold short	0		(89)		(89)	0		0		(111)		(111)	0
Total funds held in trading assets and liabilities	155		3,204		3,359	0		179		3,737		3,916	0
Debt funds	40		218		258	22		69		364		433	157
Equity funds	3		32		35	0		3		43		46	0
Others	3		185		188	33		3		153		156	46
Hedge funds	46		435	[3]	481	55		75		560	[4]	635	203
Debt funds	111		0		111	3		97		0		97	17
Equity funds	2,617		0		2,617	594		2,633		0		2,633	724
Real estate funds	406		0		406	134		382		0		382	131
Others	846		0		846	195		846		0		846	198
Private equities	3,980		0		3,980	926		3,958		0		3,958	1,070
Equity method investments	372		0		372	0		385		0		385	0
Total funds held in other investments	4,398		435		4,833	981		4,418		560		4,978	1,273
Total fair value	4,553	[5]	3,639	[6]	8,192	981	[7]	4,597	[5]	4,297	[6]	8,894	1,273	[7]
1
52 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 18 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 18 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 11 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
57 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 17 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 13 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
54 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 23 % is redeemable on demand with a notice period primarily of less than 30 days and 17 % is redeemable on an annual basis with a notice period of more than 60 days .

4
66 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 19 % is redeemable on demand with a notice period primarily of less than 30 days and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 2,169 million and CHF 1,958 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.
6 Includes CHF 112 million and CHF 107 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.
7 Includes CHF 503 million and CHF 418 million attributable to noncontrolling interests in 2Q13 and 4Q12, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes

end of	2Q13	4Q12
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.4	0.5
of which level 3	0.4	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2Q13			4Q12
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	715	3,090	(2,375)	920	3,810	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	396	391	5	627	615	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	99,602	370	113,664	113,196	468
Loans	19,570	20,470	(900)	20,000	20,278	(278)
Other assets [1]	25,863	31,188	(5,325)	22,060	29,787	(7,727)
Due to banks and customer deposits	(780)	(774)	(6)	(531)	(493)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)	(79,373)	(70)	(108,784)	(108,701)	(83)
Short-term borrowings	(5,620)	(5,562)	(58)	(4,513)	(4,339)	(174)
Long-term debt	(63,942)	(65,054)	1,112	(65,384)	(66,998)	1,614
Other liabilities	(2,278)	(3,741)	1,463	(3,683)	(6,186)	2,503
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments

	6M13		6M12
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		(12)	[2]
of which related to credit risk	0		(13)
Interest-bearing deposits with banks	4	[1]	0
of which related to credit risk	(2)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	532	[1]	628	[1]
Other trading assets	0		10	[2]
Other investments	(34)	[2]	26	[2]
of which related to credit risk	0		10
Loans	224	[1]	1	[2]
of which related to credit risk	(107)		259
Other assets	1,128	[1]	1,223	[1]
of which related to credit risk	300		268
Due to banks and customer deposits	13	[2]	4	[2]
of which related to credit risk	(1)		16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40	[2]	30	[2]
Short-term borrowings	6	[2]	(131)	[2]
Long-term debt	800	[2]	(3,005)	[2]
of which related to credit risk [3]	10		(1,298)
Other liabilities	239	[2]	265	[2]
of which related to credit risk	51		294
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (20) million and CHF 38 million in 6M13, respectively, and CHF (785) million and CHF (500) million in 6M12, respectively.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q13 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	73,432	0	72,911	521	73,432
Loans	222,575	0	221,822	4,454	226,276
Other financial assets [1]	152,471	58,890	92,207	1,806	152,903
Financial liabilities
Due to banks and deposits	352,326	207,672	144,555	10	352,237
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	0	19,630	0	19,630
Short-term borrowings	15,357	0	15,363	0	15,363
Long-term debt	69,563	0	65,972	4,364	70,336
Other financial liabilities [2]	117,769	0	116,533	1,151	117,684
4Q12 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	0	69,764	27	69,791
Loans	218,281	0	221,030	4,482	225,512
Other financial assets [1]	132,147	63,900	66,798	1,772	132,470
Financial liabilities
Due to banks and deposits	331,270	200,838	130,313	9	331,160
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939
Short-term borrowings	14,128	0	14,131	0	14,131
Long-term debt	82,750	0	79,846	4,546	84,392
Other financial liabilities [2]	89,361	0	88,121	1,171	89,292
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.